Designated accounting hedges	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Designated accounting hedges

Note 1 3	Designated accounting hedges

Hedge accounting
We apply hedge accounting as part of managing the market risk of certain non-trading portfolios arising from changes due to interest rates, foreign exchange rates, and equity market prices. See the shaded sections in “Non-trading activities” in the MD&A for further information on our risk management strategy for these risks. See Note 1
2
for further information on the derivatives used by CIBC.
Interest rate risk
The majority of our derivative contracts used to hedge certain exposures to benchmark interest rate risk are interest rate swaps. For fair value hedges, we convert our fixed interest rate exposures from the hedged financial instruments to floating interest rate exposures. For cash flow hedges, we convert certain exposures to cash flow variability from our variable rate instruments to fixed interest rate exposures.
Foreign currency risk
For our fair value hedges, we mainly use various combinations of cross-currency interest rate swaps and interest rate swaps to hedge our exposures to foreign currency risk together with interest rate risk, converting our fixed foreign currency rate exposures to floating functional currency rate exposures.
For our cash flow hedges, the majority of our derivative contracts are used to hedge our exposures to cash flow variability arising from fluctuations in foreign exchange rates, and mainly consist of cross-currency interest rate swaps.
For NIFO hedges, we use a combination of foreign denominated deposit liabilities and foreign exchange forwards to manage our foreign currency exposure of our NIFOs with a functional currency other than the Canadian dollar.
Equity price risk
We use cash-settled TRS in designated cash flow hedge relationships to hedge changes in CIBC’s share price in respect of certain cash-settled share-based compensation awards. Note 17 provides details on our cash-settled share-based compensation plans.
For the hedge relationships described above, hedge effectiveness is assessed at the inception of the hedge relationship and on an ongoing basis, primarily using the dollar offset method. The sources of hedge ineffectiveness are mainly attributed to the following:
•	Utilization of hedging instruments that have a non-zero fair value at the inception of the hedge relationship;
•	Differences in fixed rates, when contractual coupons of the fixed rate hedged items are designated;
•	Differences in the discounting factors between the hedged item and the hedging instruments arising from different rate reset frequencies and timing of cash flows; and
•
Differences in the discount curves to determine the basis adjustments of the hedged items and the fair value of the hedging derivatives, including from the application of OIS and CVA to the valuation of derivatives when they are applicable.

Designated hedging instruments
The following table provides a summary of financial instruments designated as hedging instruments:

		Notional amount of the hedging instrument (1)	Maturity range			Fair value of the hedging derivatives		Gains (losses) on changes in fair value used for calculating hedge ineffectiveness
$ millions, as at October 31			Less than 1 year	1-5 years	Over 5 years	Assets	Liabilities
2022	Cash flow hedges
	Foreign exchange risk
	Cross-currency interest rate swaps	$16,527	$5,331	$11,196	$–	$467	$1,008	$(618)
	Interest rate risk
	Interest rate swaps	29,660	6,235	23,289	136	–	20	(964)
	Equity share price risk
	Equity swaps	1,413	143	1,270	–	7	38	(255)
		$47,600	$11,709	$35,755	$136	$474	$1,066	$(1,837)
	NIFO hedges
	Foreign exchange risk
	Foreign exchange forwards	$232	$232	$–	$–	$5	$3	$(22)
	Deposits (2)	24,793	24,793	–	–	n/a	n/a	(2,399)
		$25,025	$25,025	$–	$–	$5	$3	$(2,421)
	Fair value hedges
	Interest rate risk
	Interest rate swaps	$226,764	$68,457	$131,337	$26,970	$89	$817	$400
	Foreign exchange / interest rate risk
	Cross-currency interest rate swaps	50,555	21,330	23,515	5,710	1,335	3,084	(130)
	Interest rate swaps	21,352	9,023	10,125	2,204	–	32	(1,316)
		$298,671	$98,810	$164,977	$34,884	$1,424	$3,933	$(1,046)
		$371,296	$135,544	$200,732	$35,020	$1,903	$5,002	$(5,304)
2021	Cash flow hedges
	Foreign exchange risk
	Cross-currency interest rate swaps	$13,002	$6,605	$6,397	$–	$165	$191	$(55)
	Interest rate risk
	Interest rate swaps	12,073	4,846	7,227	–	–	–	(223)
	Equity share price risk
	Equity swaps	1,679	964	715	–	44	1	529
		$26,754	$12,415	$14,339	$–	$209	$192	$251
	NIFO hedges
	Foreign exchange risk
	Foreign exchange forwards	$226	$226	$–	$–	$1	$1	$14
	Deposits (2)	24,116	24,116	–	–	n/a	n/a	1,534
		$24,342	$24,342	$–	$–	$1	$1	$1,548
	Fair value hedges
	Interest rate risk
	Interest rate swaps	$190,769	$72,010	$99,532	$19,227	$152	$162	$1,018
	Foreign exchange / interest rate risk
	Cross-currency interest rate swaps	38,213	7,804	23,483	6,926	478	1,391	48
	Interest rate swaps	20,907	4,113	13,692	3,102	–	–	(260)
		$249,889	$83,927	$136,707	$29,255	$630	$1,553	$806
		$300,985	$120,684	$151,046	$29,255	$840	$1,746	$2,605

(1)
For some hedge relationships, we apply a combination of derivatives to hedge the underlying exposures; therefore, the notional amounts of the derivatives generally exceed the carrying amount of the hedged items.

(2)	Notional amount represents the principal amount of deposits as at October 31, 2022 and October 31, 2021 .
n/a	Not applicable.

The following table provides the average rate or price of the hedging derivatives:

As at October 31			Average exchange rate (1)		Average fixed interest rate (1)		Average share price (2)
2022	Cash flow hedges
	Foreign exchange risk
	Cross-currency interest rate swaps	AUD – CAD	0.92		n/a		n/a
		EUR – CAD	1.42		n/a		n/a
		GBP – CAD	1.68		n/a		n/a
	Interest rate risk
	Interest rate swaps		n/a	CAD	2.72%		n/a
			n/a	USD	3.89%		n/a
	Equity share price risk
	Equity swaps		n/a		n/a		$68.23
	NIFO hedges
	Foreign exchange risk
	Foreign exchange forwards	AUD – CAD	0.88		n/a		n/a
		HKD – CAD	0.17		n/a		n/a
	Fair value hedges
	Interest rate risk
	Interest rate swaps		n/a	CAD	2.32%		n/a
	Foreign exchange / interest rate risk
	Cross-currency interest rate swaps	EUR – CAD	1.48		1.76%		n/a
		CHF – CAD	1.39		n/a		n/a
		USD – CAD	1.28		3.46%		n/a
	Interest rate swaps		n/a	CHF	(0.14	) %	n/a
			n/a	EUR	0.01%		n/a
			n/a	GBP	1.02%		n/a
2021	Cash flow hedges
	Foreign exchange risk
	Cross-currency interest rate swaps	AUD – CAD	0.94		n/a		n/a
		GBP – CAD	1.72		n/a		n/a
	Interest rate risk
	Interest rate swaps		n/a	CAD	1.57%		n/a
			n/a	USD	0.77%		n/a
	Equity share price risk
	Equity swaps		n/a		n/a		$59.09
	NIFO hedges
	Foreign exchange risk
	Foreign exchange forwards	AUD – CAD	0.92		n/a		n/a
		HKD – CAD	0.16		n/a		n/a
	Fair value hedges
	Interest rate risk
	Interest rate swaps		n/a	CAD	1.37%		n/a
	Foreign exchange / interest rate risk
	Cross-currency interest rate swaps	EUR – CAD	1.50		0.08%		n/a
		GBP – CAD	1.66		1.31%		n/a
		USD – CAD	1.27		1.29%		n/a
	Interest rate swaps		n/a	CHF	(0.02)%		n/a
			n/a	EUR	(0.39)%		n/a
			n/a	GBP	0.71%		n/a

(1)	Includes average foreign exchange rates and interest rates relating to significant hedging relationships.
(2)
On April 7, 2022, CIBC shareholders approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to all periods presented.

n/a	Not applicable.

Designated hedged items
The following table provides information on designated hedged items:

		Carrying amount of the hedged item		Accumulated amount of fair value hedge adjustments on the hedged item		Gains (losses) on change in fair value used for calculating hedge ineffectiveness
$ millions, as at or for the year ended October 31		Assets	Liabilities	Assets	Liabilities
2022	Cash flow hedges (1)
	Foreign exchange risk
	Deposits	$–	$9,466	n/a	n/a	$615
	Interest rate risk
	Loans	29,660	–	n/a	n/a	970
	Equity share price risk
	Share-based payment	–	1,314	n/a	n/a	255
		$29,660	$10,780	n/a	n/a	$1,840
	NIFO hedges	$25,025	$–	n/a	n/a	$2,421
	Fair value hedges (2)
	Interest rate risk
	Securities	$47,659	$–	$(3,251)	$–	$(3,583)
	Loans	36,282	–	(1,794)	–	(1,537)
	Deposits	–	112,295	–	(4,655)	4,437
	Subordinated indebtedness	–	5,893	–	(265)	293
	Foreign exchange / interest rate risk
	Deposits	–	27,017	–	(1,581)	1,448
		$83,941	$145,205	$(5,045)	$(6,501)	$1,058
2021	Cash flow hedges (1)
	Foreign exchange risk
	Deposits	$–	$5,514	n/a	n/a	$54
	Interest rate risk
	Loans	12,070	–	n/a	n/a	223
	Equity share price risk
	Share-based payment	–	1,549	n/a	n/a	(529)
		$12,070	$7,063	n/a	n/a	$(252)
	NIFO hedges	$24,342	$–	n/a	n/a	$(1,548)
	Fair value hedges (2)
	Interest rate risk
	Securities	$31,661	$–	$(243)	$–	$(1,403)
	Loans	45,180	–	(583)	–	(1,340)
	Deposits	–	91,414	–	(261)	1,568
	Subordinated indebtedness	–	5,419	–	10	192
	Foreign exchange / interest rate risk
	Deposits	–	19,662	–	(154)	217
		$76,841	$116,495	$(826)	$(405)	$(766)

(1)	As at October 31, 2022, the amount remaining in AOCI related to discontinued cash flow hedges was a net loss of $62 million ( 2021: net gain of $73 million).
(2)
As at October 31, 2022, the accumulated fair value

hedge net
liability
adjustment remaining on the consolidated balance sheet related to discontinued fair value hedges was $537 million (2021: net asset of $44 million).

n/a	Not applicable.
Hedge accounting gains (losses) in the consolidated statement of comprehensive income

$ millions, for the year ended October 31		Beginning balance of AOCI – hedge reserve (after-tax)	Change in the value of the hedging instrument recognized in OCI (before-tax)	Amount reclassified from accumulated OCI to income (before-tax) (1)	Tax benefit (expense)	Ending balance of AOCI hedge reserve (after-tax)	Hedge ineffectiveness gains (losses) recognized in income
2022	Cash flow hedges
	Foreign exchange risk	$(7)	$(615)	$607	$2	$(13)	$(3)
	Interest rate risk	68	(963)	(18)	258	(655)	(1)
	Equity share price risk	76	(255)	160	25	6	–
		$137	$(1,833)	$749	$285	$(662)	$(4)
	NIFO hedges – foreign exchange risk
	Hedges of net investment in foreign operations	$154	$(2,421)	$–	$131	$(2,136)	$–
2021	Cash flow hedges
	Foreign exchange risk	$(2)	$(64)	$57	$2	$(7)	$–
	Interest rate risk	279	(223)	(63)	75	68	–
	Equity share price risk	(3)	529	(421)	(29)	76	–
		$274	$242	$(427)	$48	$137	$–
	NIFO hedges – foreign exchange risk
	Hedges of net investment in foreign operations	$(1,341)	$1,548	$–	$(53)	$154	$–

(1)	During the year ended October 31, 2022, the amount reclassified from AOCI to net income for cash flow hedges of forecasted transactions that were no longer expected to occur was nil (2021: nil).

Hedge accounting gains (losses) in the consolidated statement of income

$ millions, for the year ended October 31		Gains (losses) on the hedging instruments	Gains (losses) on the hedged items attributable to hedged risk	Hedge ineffectiveness gains (losses) recognized in income
2022	Fair value hedges
	Interest rate risk	$400	$(390)	$10
	Foreign exchange / interest rate risk	(1,446)	1,448	2
		$(1,046)	$1,058	$12
2021	Fair value hedges
	Interest rate risk	$1,018	$(983)	$35
	Foreign exchange / interest rate risk	(212)	217	5
		$806	$(766)	$40